AUDITORS’ REMUNERATION	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
AUDITORS’ REMUNERATION

28. AUDITORS’ REMUNERATION

	2023 A$	2022 A$	2021 A$
Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit (1)	-	20,000	72,500
Audit related fees (2)	-	-	-
All other fees (3)	-	-	-
Grant Thornton Audit Pty Ltd in respect of:
Audit (1)	320,569	241,882	168,333
Audit related fees (2)	-	-	-
All other fees (3)	-	30,000	65,000
Other audit firms in respect of:
Audit of the Financial Reports of subsidiaries	-	-	-
Total remuneration in respect of audit services	320,569	291,882	305,833

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

28. AUDITORS’ REMUNERATION (cont.)

(1)	Audit fees consist of services that would normally be provided in connection with statutory, half year review, and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

(2)	Audit related fees consist of fees billed for assurance and related services that generally only the statutory auditor could reason- ably provide to a client.

(3)	All other fees consist of fees billed for financial and information technology due diligence services in respect of the Company’s acquisition of the business and assets associated with the EasyDNA brand that completed on August 13th, 2021.